COMMITMENTS AND CONTINGENCIES - Commitments - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt
Total debt	$ 186,029	$ 259,516
Senior Notes
Debt
Total debt	122,600
2024	80,600
2025	21,000
2026	$ 21,000